Expense Example, No Redemption - SMALLCAP WORLD FUND INC	Sep. 30, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 181
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,900
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	995
Expense Example, No Redemption, 10 Years	$ 1,679